Revenue and expenses	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Revenue and expenses [Text Block]

6. Revenue and expenses

(a) Revenue

The Group's revenue by significant product types:

	Year ended December 31,
	2019	2018
Copper	$786,332	$963,063
Zinc	284,897	357,396
Gold	152,394	149,043
Silver	89,685	85,808
Molybdenum	31,270	20,995
Other	4,760	4,726
	1,349,338	1,581,031
Variable consideration adjustments [1]	(16,295)	(2,655)
Pricing and volume adjustments [2]	(12,123)	(4,101)
	1,320,920	1,574,275
Treatment and refining charges	(83,481)	(101,909)
	$1,237,439	$1,472,366
[1]See note 18.
[2]Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value for non-hedge derivative contracts and adjustments to originally invoiced weights and assays.

(b) Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets are reflected in the consolidated income statements as follows:

	Year ended December 31,
	2019	2018
Cost of sales	$344,555	$332,667
Selling and administrative expenses	2,079	477
	$346,634	$333,144

(c) Share-based Expense (recoveries) expenses

Share-based Expense (recoveries) expenses are reflected in the consolidated income statements as follows:

	Cash-settled		Total share-based payment expense
	RSUs	DSUs
Year ended December 31, 2019
Cost of sales	$400	$-	$400
Selling and administrative	928	1,157	2,085
Other operating	229	-	229
	$1,557	$1,157	$2,714
Year ended December 31, 2018
Cost of sales	$160	$-	$160
Selling and administrative	(702)	(1,877)	(2,579)
Other operating	46	-	46
	$(496)	$(1,877)	$(2,373)

(d) Other operating expenses

	Year ended December 31,
	2019	2018
Write down of UCM receivable (note 5)	$25,978	$-
Regional costs	3,780	4,673
Pampacancha delivery obligation	7,499	7,218
Pension settlement loss (note 20)	96	2,163
Loss on disposal of property,plant & equipment	4,807	7,189
Closure cost adjustment	2,289	(425)
Allocation of community costs	2,216	-
Other	4,451	(1,747)
	$51,116	$19,071

During the first quarter of 2019, the Group recognized an obligation to deliver additional precious metal credits to Wheaton Precious Metals ("Wheaton") as a result of the Group's expectation that mining at the Pampacancha deposit will not begin until 2020. The obligation is to be paid in four quarterly installments, the first to be paid on March 31, 2020.

A similar obligation was recorded in the first quarter of 2018, as a result of the Pampacancha deposit not being mined in 2018.

The Group realized a loss on the settlement of the sale of a portion of its net pension liability.

(e) Impairment

During 2019, the Group recorded impairment losses of $322,249 for non-current assets relating to the Arizona cash generating units ("CGU").

Arizona
Pre-tax impairment to:
Property, plant & equipment (note 12)	322,249
Tax impact - (recovery)	(80,143)
After-tax impairment charge	$242,106

On July 31, 2019, the U.S. District Court for the District of Arizona ("Court") issued a ruling in the lawsuits challenging the U.S. Forest Service's issuance of the Final Record of Decision ("FROD") for the Rosemont project in Arizona. The Court ruled to vacate and remand the FROD thereby delaying the expected start of construction of Rosemont. The Court's ruling and the subsequent impact to the Company's market capitalization gave rise to an indicator of impairment. Following an impairment test conducted as of September 30, 2019, it was determined that the recoverable amount of the Arizona CGU was lower than its carrying value, causing the Group to recognize an impairment loss related to these assets. See note 12.

(f) Employee benefits expense

This table presents employee benefit expense recognized in the Group's consolidated income statements, including amounts transferred from inventory upon sale of goods:

	Year ended December 31,
	2019	2018
Current employee benefits	$169,663	$176,571
Profit-sharing plan expense	1,510	9,228
Share-based payments (notes 6c, 19, 24)
Cash-settled restricted share units	1,557	(496)
Cash-settled deferred share units	1,157	(1,877)
Employee share purchase plan	1,645	1,533
Post-employee pension benefits
Defined benefit plans	10,643	12,295
Defined contribution plans	1,635	1,511
Past service costs	-	383
Other post-retirement employee benefits	8,457	9,248
Termination benefits	628	1,206
	$196,895	$209,602

Manitoba has a profit sharing plan required by the collective bargaining agreement whereby 10% of Manitoba's after tax profit (excluding provisions or recoveries for deferred income tax and deferred mining tax) for any given fiscal year will be distributed to all eligible employees in the Flin Flon/Snow Lake operations, with the exception of executive officers and key management personnel.

Peru has a profit sharing plan required by Peruvian law whereby 8% of Peru's taxable income will be distributed to all employees within Peru's operations.

The Group has an employee share purchase plan for executives and other eligible employees where participants may contribute between 1% and 10% of their pre-tax base salary to acquire Hudbay shares. The Group makes a matching contribution of 75% of the participant's contribution.

See note 20 for a description of the Group's pension plans and note 21 for the Group's other employee benefit plans.

(g) Finance income and expenses

	Year ended December 31,
	2019	2018
Finance income	$(8,527)	$(8,450)
Finance expenses
Interest expense on long-term debt	78,265	77,783
Accretion on financial liabilities at amortized cost	1,222	1,244
Finance costs on deferred revenue (note 18)	69,772	64,921
Unwinding of discounts on provisions	4,392	4,684
Withholding taxes	8,100	9,424
Other finance expense	11,027	7,116
	172,778	165,172
Interest capitalized	(9,890)	(13,172)
	162,888	152,000
Other finance losses (gains)
Net foreign exchange losses (gains)	1,388	(11,067)
Change in fair value of financial assets and liabilities at fair value through profit or loss:
Hudbay warrants	-	(6,748)
Embedded derivatives	3,708	(1,514)
Investments	4,539	3,798
	9,635	(15,531)
Net finance expense	$163,996	$128,019

Until October 1, 2019, interest expense related to certain long-term debt had been capitalized to the Rosemont project. Following the Court ruling to vacate and remand the FROD for the Rosemont project during the third quarter of 2019, the Group ceased capitalization effective October 1, 2019. The capitalization of this interest expense will resume upon the reinstatement of permits and will continue from that point until commercial production is reached.

Other finance expense relates primarily to fees on the Group's revolving credit facilities and capitalized leases.